Earnings (loss) per share	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Earnings (loss) per share
19.	Earnings (loss) per share

Basic and diluted earnings (loss) per share are calculated using the following numerators and denominators:

	2018	2017
Numerator
Net income (loss) attributable to common shareholders of Cronos Group	$(18,970)	$2,491
Net income (loss) used in the computation of basic and diluted income (loss) per share	$(18,970)	$2,491

Denominator
Weighted average number of common shares outstanding for computation of basic income (loss) per share	172,269,170	134,803,542
Dilutive effect of warrants	-	38,378,288
Dilutive effect of options and share appreciation rights	-	3,607,331
Weighted average number of common shares for computation of diluted income (loss) per share	172,269,170	176,789,161

For the year ended December 31, 2018, all instruments were anti-dilutive (2017 - all dilutive).